Schedule IV Reinsurance	12 Months Ended
Dec. 31, 2011
Schedule IV Reinsurance
Schedule IV Reinsurance

Reinsurance

Schedule IV

At December 31, 2011, 2010 and 2009 and for the years then ended

(in millions)	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount		Percent of Amount Assumed to Net

2011
Long-duration insurance in force	$918,982	$140,156	$643	$779,469		0.1%

Premiums:
Chartis	$41,710	$9,901	$3,031	$34,840		8.7%
SunAmerica	3,085	591	19	2,513		0.8
Mortgage Guaranty	898	97	-	801		-
Divested businesses	15	6	2	11		18.2
Eliminations	-	(5)	(5)	-		-

Total premiums	$45,708	$10,590	$3,047	$38,165		8.0%

2010
Long-duration insurance in force(a)	$891,145	$148,605	$1,220	$743,760		0.2%

Chartis	$38,965	$9,795	$2,442	$31,612		7.7%
SunAmerica	3,119	621	22	2,520		0.9
Mortgage Guaranty	927	169	(2)	756		(0.3)
Divested businesses	9,643	435	27	9,235	(b)	0.3
Eliminations	-	(25)	(25)	-		-

Total premiums	$52,654	$10,995	$2,464	$44,123		5.6%

2009
Long-duration insurance in force(a)	$2,340,019	$339,183	$1,023	$2,001,859		0.1%

Premiums:
Chartis	$38,461	$9,869	$2,061	$30,653		6.7%
SunAmerica	3,421	767	17	2,671		0.6
Mortgage Guaranty	1,082	210	37	909		4.1
Divested businesses	10,562	766	2,717	12,513	(b)	21.7
Eliminations	-	(913)	(913)	-		-

Total premiums	$53,526	$10,699	$3,919	$46,746		8.4%

(a)
Excludes long-duration insurance in force of $399.4 billion and $157.8 billion related to held-for-sale entities at December 31, 2010 and 2009, respectively.

(b)
Includes accident and health premiums of $1.57 billion and $1.73 billion in 2010 and 2009, respectively.